Segments of operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments of Operations [Abstract]
Schedule of revenue by product
	March 31, 2023	March 31, 2022
	(dollars in thousands)
Telecommunications	$49	$175
Digital products and General Purpose Reloadable Cards	15	219
Total revenue	$64	$394
	March 31, 2023	March 31, 2022
	(dollars in thousands)
Telecommunications	$(7)	$66
Digital products and General Purpose Reloadable Cards	(52)	(88)
Total Gross Loss	$(59)	$(22)

	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$839	$525
Digital products and General Purpose Reloadable Cards	2,155	68
Total revenue	$2,994	$593
	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$607	$212
Digital products and General Purpose Reloadable Cards	(121)	(88)
Total revenue	$486	$124
	December 31, 2022	December 31, 2021
	(dollars in thousands)
Telecommunications	$-	$-
Digital products and General Purpose Reloadable Cards	-	5,400
Total revenue	$-	$5,400